UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 96.2%
Consumer Discretionary — 21.0%
Amazon.com*	21,541	$6,579,914
BorgWarner	135,470	7,724,500
Chipotle Mexican Grill, Cl A*	12,315	7,856,970
Discovery Communications, Cl C*	93,590	3,274,714
Discovery Communications, Cl A*	93,590	3,308,407
Home Depot	105,360	10,274,707
NIKE, Cl B	72,890	6,776,583
Priceline Group*	8,740	10,542,275
Starbucks	119,900	9,059,644
Time Warner	104,590	8,311,767
Twenty-First Century Fox ADR, Cl A	370,400	12,771,392
Walt Disney	103,860	9,490,727

		95,971,600

Consumer Staples — 3.9%
Costco Wholesale	67,102	8,949,394
CVS Health	106,385	9,128,897

		18,078,291

Energy — 5.9%
Anadarko Petroleum	63,160	5,796,825
Cameron International*	95,140	5,665,587
EOG Resources	81,256	7,723,383
Schlumberger	76,763	7,573,437

		26,759,232

Financials — 6.0%
BlackRock, Cl A	20,331	6,935,108
Charles Schwab	237,905	6,820,736
Invesco	125,189	5,066,399
Moody’s	84,845	8,419,169

		27,241,412

Health Care — 11.2%
Biogen Idec*	42,904	13,775,616
Bristol-Myers Squibb	137,755	8,015,964
Celgene*	83,600	8,952,724
Gilead Sciences*	117,935	13,208,720
Zoetis, Cl A	192,545	7,154,972

		51,107,996

Industrials — 12.2%
Boeing	62,875	7,853,716
Canadian Pacific Railway	36,470	7,574,090
Cummins	68,393	9,997,689
FedEx	51,318	8,590,633
Union Pacific	120,182	13,995,194
Waste Connections	151,875	7,578,562

		55,589,884

Information Technology — 30.7%
Apple	266,196	28,749,168
Baidu ADR*	36,320	8,672,126
Cognizant Technology Solutions, Cl A*	194,437	9,498,247
eBay*	137,080	7,196,700
EMC	297,016	8,533,270
Facebook, Cl A*	148,675	11,149,138
Google, Cl A*	19,134	10,865,625
Google, Cl C*	19,459	10,879,138
Lam Research	90,530	7,048,666
LinkedIn, Cl A*	32,375	7,412,580
MasterCard, Cl A	81,730	6,844,888
QUALCOMM	89,910	7,058,834
Salesforce.com*	100,195	6,411,478
Visa, Cl A	41,715	10,071,252

		140,391,110

Description	Shares	Value
Materials — 3.3%
Monsanto	96,140	$11,059,945
Praxair	32,104	4,044,783

		15,104,728

Telecommunication Services — 2.0%
Verizon Communications	179,695	9,029,674

Total Common Stock (Cost $257,767,368)		439,273,927

CASH EQUIVALENT ** — 3.8%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $17,243,007)	17,243,007	17,243,007

Total Investments — 100.0% (Cost $275,010,375)†		$456,516,934

Percentages are based on Net Assets of $456,455,237.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2014.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $275,010,375, and the unrealized appreciation and depreciation were $183,136,229 and $(1,629,670), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 98.4%
Consumer Discretionary — 11.1%
Lowe’s	182,880	$10,460,736
Walt Disney	139,610	12,757,562
Whirlpool	69,700	11,991,885

		35,210,183

Consumer Staples — 1.5%
Kraft Foods Group	84,430	4,757,630

Energy — 7.2%
Halliburton	208,660	11,505,513
Total ADR	191,460	11,466,539

		22,972,052

Financials — 28.5%
American International Group	242,590	12,995,546
Capital One Financial	155,440	12,865,769
Citigroup	177,040	9,476,951
HSBC Holdings ADR	195,760	9,987,675
JPMorgan Chase	127,990	7,740,835
Lazard, Cl A	191,040	9,401,078
MetLife	147,410	7,995,519
NASDAQ OMX Group	262,200	11,342,772
Wells Fargo	163,450	8,677,561

		90,483,706

Health Care — 16.6%
Abbott Laboratories	238,600	10,400,574
AbbVie	172,950	10,975,407
Baxter International	166,730	11,694,442
Covidien	89,220	8,247,497
Novartis ADR	125,200	11,604,788

		52,922,708

Industrials — 16.3%
Boeing	112,640	14,069,862
Eaton	197,800	13,527,542
General Electric	362,000	9,343,220
Honeywell International	47,250	4,541,670
United Continental Holdings*	193,000	10,192,330

		51,674,624

Information Technology — 14.6%
Broadridge Financial Solutions	164,060	7,207,156
Cisco Systems	475,060	11,624,718
Corning	573,920	11,725,185
Nielsen	226,010	9,603,165
Telefonaktiebolaget LM Ericsson ADR	532,433	6,304,007

		46,464,231

Materials — 2.6%
Rio Tinto ADR	170,840	8,195,195

Total Common Stock (Cost $263,753,107)		312,680,329

CASH EQUIVALENT ** — 0.8%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $2,610,496)	2,610,496	2,610,496

Total Investments — 99.2% (Cost $266,363,603)†		$315,290,825

Percentages are based on Net Assets of $317,779,078.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2014.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $266,363,603, and the unrealized appreciation and depreciation were $50,136,024 and $(1,208,802), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS	DEEP VALUE EQUITY FUND
OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 90.2%
Consumer Discretionary — 12.1%
Coach	115,500	$3,970,890
Gannett	14,700	463,050
General Motors	166,500	5,228,100
Honda Motor ADR	93,300	2,996,796
Johnson Controls	48,400	2,286,900
Staples	132,300	1,677,564
Target	98,800	6,107,816

		22,731,116

Consumer Staples — 3.5%
Archer-Daniels-Midland	61,000	2,867,000
Wal-Mart Stores	48,000	3,660,960

		6,527,960

Energy — 12.0%
Baker Hughes	97,500	5,163,600
BP ADR	111,100	4,828,406
Ensco, Cl A	153,000	6,210,270
National Oilwell Varco	45,400	3,297,856
Occidental Petroleum	11,100	987,123
Royal Dutch Shell ADR, Cl A	27,000	1,938,330

		22,425,585

Financials — 16.7%
Allstate	83,200	5,395,520
Annaly Capital Management ‡	526,100	6,002,801
Bank of America	250,530	4,299,095
Barclays ADR	163,800	2,522,520
BB&T	30,200	1,143,976
Citigroup	56,100	3,003,033
Lincoln National	26,667	1,460,285
Marsh & McLennan	41,900	2,278,103
XL Group, Cl A	151,250	5,124,350

		31,229,683

Health Care — 7.3%
Merck	53,700	3,111,378
Quest Diagnostics	29,500	1,872,070
Sanofi ADR	100,300	4,637,872
Teva Pharmaceutical Industries ADR	72,100	4,071,487

		13,692,807

Industrials — 5.6%
Boeing	46,100	5,758,351
Dover	25,300	2,009,832
Raytheon	25,500	2,648,940

		10,417,123

Information Technology — 19.7%
Applied Materials	81,400	1,798,126
Black Box	144,756	3,183,184
EMC	99,400	2,855,762
Hewlett-Packard	232,600	8,345,688
International Business Machines	49,900	8,203,560
Maxim Integrated Products	36,500	1,070,910
QUALCOMM	24,100	1,892,091
Telefonaktiebolaget LM Ericsson ADR	137,432	1,627,195
Western Union	472,900	8,020,384

		36,996,900

Materials — 9.0%
Dow Chemical	126,300	6,239,220
Mosaic	69,350	3,072,899
Rio Tinto ADR	61,700	2,959,749

Description	Shares	Value
Rock-Tenn, Cl A	88,900	$4,547,235

		16,819,103

Telecommunication Services — 4.3%
AT&T	233,692	8,141,829

Total Common Stock (Cost $156,933,407)		168,982,106

CASH EQUIVALENT ** — 8.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $14,929,476)	14,929,476	14,929,476

Total Investments — 98.2% (Cost $171,862,883)†		$183,911,582

Percentages are based on Net Assets of $187,363,650.

‡	Real Estate Investment Trust.
**	Rate shown is the 7-day effective yield as of October 31, 2014.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $171,862,883, and the unrealized appreciation and depreciation were $31,377,733 and $(19,329,034), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 94.3%
Consumer Discretionary — 13.8%
Deckers Outdoor*	5,425	$474,471
Dollar Tree*	10,300	623,871
Polaris Industries	4,640	699,990
Starwood Hotels & Resorts Worldwide	7,000	536,620
TripAdvisor*	6,000	531,960
Under Armour, Cl A*	11,505	754,498

		3,621,410

Consumer Staples — 6.8%
Mead Johnson Nutrition, Cl A	5,435	539,750
Monster Beverage*	6,535	659,251
WhiteWave Foods, Cl A*	16,035	596,983

		1,795,984

Energy — 10.3%
Athlon Energy*	17,793	1,037,332
Concho Resources*	4,765	519,528
Diamondback Energy*	7,385	505,429
Memorial Resource Development*	23,805	644,878

		2,707,167

Financials — 14.1%
Affiliated Managers Group*	3,180	635,332
Comerica	11,215	535,404
E*TRADE Financial*	22,365	498,739
Jones Lang LaSalle	4,170	563,826
Lincoln National	15,055	824,412
Raymond James Financial	11,730	658,405

		3,716,118

Health Care — 17.6%
Akorn*	25,215	1,123,328
Align Technology*	10,230	538,302
Jazz Pharmaceuticals*	3,070	518,339
PerkinElmer	13,145	570,756
Team Health Holdings*	15,090	943,729
Zimmer Holdings	8,350	928,854

		4,623,308

Industrials — 15.2%
AMETEK	11,160	581,994
Avis Budget Group*	9,580	534,085
B/E Aerospace*	5,975	444,838
Kirby*	4,660	515,303
Middleby*	7,650	677,025
Roper Industries	4,370	691,771
Wabtec	6,590	568,717

		4,013,733

Information Technology — 12.5%
ACI Worldwide*	35,190	677,056
Akamai Technologies*	13,260	799,578
Euronet Worldwide*	10,490	562,998
F5 Networks*	5,950	731,731
Fortinet*	20,130	524,386

		3,295,749

Materials — 4.0%
Martin Marietta Materials	4,505	526,724
PolyOne	14,185	524,987

		1,051,711

Total Common Stock (Cost $19,353,678)		24,825,180

Description	Shares	Value
CASH EQUIVALENT ** — 5.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $1,404,285)	1,404,285	$1,404,285

Total Investments — 99.7% (Cost $20,757,963)†		$26,229,465

Percentages are based on Net Assets of $26,315,921.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2014.

Cl – Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $20,757,963, and the unrealized appreciation and depreciation were $5,715,021 and $(243,519), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.6%
Consumer Discretionary — 14.5%
ANN*	18,800	$721,732
Genesco*	11,530	884,235
Group 1 Automotive	13,000	1,110,590
Ignite Restaurant Group*	29,000	199,810
Scholastic	22,790	793,320

		3,709,687

Energy — 4.9%
Forum Energy Technologies*	32,360	883,428
Key Energy Services*	117,900	358,416

		1,241,844

Financials — 25.5%
Air Lease, Cl A	31,580	1,155,512
Cathay General Bancorp	45,380	1,198,486
Encore Capital Group*	27,800	1,265,178
Hanover Insurance Group	16,970	1,135,972
ProAssurance	24,600	1,150,788
TCF Financial	39,460	609,657

		6,515,593

Health Care — 15.7%
Capital Senior Living*	50,300	1,131,750
Health Net*	19,000	902,690
Integra LifeSciences Holdings*	20,500	1,047,755
Magellan Health*	15,550	941,086

		4,023,281

Industrials — 12.2%
Beacon Roofing Supply*	39,700	1,098,499
Harsco	41,200	893,216
Tetra Tech	41,800	1,120,658

		3,112,373

Information Technology — 16.6%
ARRIS Group*	35,800	1,074,716
AVG Technologies*	46,200	827,904
Integrated Device Technology*	66,520	1,091,593
Synchronoss Technologies*	24,000	1,240,080

		4,234,293

Materials — 3.2%
Kaiser Aluminum	11,720	815,126

Total Common Stock (Cost $20,425,597)		23,652,197

CASH EQUIVALENT ** — 3.8%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $973,866)	973,866	973,866

Total Investments — 96.4% (Cost $21,399,463)†		$24,626,063

Percentages are based on Net Assets of $25,551,025.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2014.

Cl – Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $21,399,463, and the unrealized appreciation and depreciation were $4,436,263 and $(1,209,663), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.6%
Australia — 2.0%
Mineral Resources	178,843	$1,337,750
OzForex Group	529,938	1,165,867
REA Group	29,264	1,164,009

		3,667,626

Brazil — 0.4%
Itau Unibanco Holding ADR	47,611	702,738

Canada — 8.6%
Avigilon*	95,944	1,327,152
Canadian National Railway	21,107	1,488,099
Catamaran*	49,549	2,362,001
Constellation Software	10,905	3,072,036
Dollarama	14,943	1,312,857
Gildan Activewear, Cl A	26,763	1,595,878
Legacy Oil + Gas*	198,902	810,044
Lululemon Athletica*	24,117	1,004,473
Stantec	16,584	1,050,764
Valeant Pharmaceuticals International*	15,542	2,067,707

		16,091,011

China — 3.6%
Alibaba Group Holding ADR*	17,591	1,734,473
Baidu ADR*	12,494	2,983,192
Industrial & Commercial Bank of China, Cl H	614,683	406,611
Tencent Holdings	99,444	1,584,918

		6,709,194

Denmark — 2.5%
Chr Hansen Holding	21,900	881,236
GN Store Nord	64,114	1,491,801
Novo Nordisk, Cl B	49,878	2,256,456

		4,629,493

France — 7.9%
Accor	34,212	1,436,664
Cie de St.-Gobain	17,335	743,915
Cie Generale des Etablissements Michelin	7,318	634,510
Edenred	50,240	1,391,376
Eurofins Scientific	4,083	1,031,763
Ingenico	13,224	1,316,948
LVMH Moet Hennessy Louis Vuitton	11,868	2,012,975
Pernod Ricard	10,608	1,207,440
Publicis Groupe*	16,193	1,121,552
Safran	19,584	1,239,354
Total	30,259	1,798,120
Vallourec	25,242	926,817

		14,861,434

Germany — 2.0%
Fresenius Medical Care & KGaA	14,429	1,057,778
Wirecard	75,774	2,711,471

		3,769,249

Hong Kong — 7.5%
AIA Group	490,188	2,733,749
China Mobile	145,585	1,811,564
CNOOC	822,789	1,292,247
Galaxy Entertainment Group	613,220	4,186,895
Hong Kong Exchanges and Clearing	48,133	1,066,912
Sands China	456,824	2,845,155

		13,936,522

Description	Shares	Value
India — 1.2%
ICICI Bank ADR	38,625	$2,176,905

Ireland — 3.5%
Accenture, Cl A	4,256	345,247
Actavis*	9,740	2,364,288
Experian	107,662	1,616,342
FleetMatics Group*	12,335	458,122
Perrigo	11,219	1,811,307

		6,595,306

Israel — 0.6%
Stratasys*	9,817	1,181,574

Italy — 0.5%
Intesa Sanpaolo	330,771	969,113

Japan — 6.5%
FANUC	5,053	860,124
Japan Tobacco	19,342	648,493
Kubota	95,551	1,478,031
Nippon Telegraph & Telephone	19,394	1,189,971
Nomura Holdings	329,776	1,981,445
Olympus	44,654	1,556,380
Tokyo Electron	28,129	1,740,454
Toyota Motor	48,286	2,793,345

		12,248,243

Luxembourg — 0.2%
Altice*	6,931	431,586

Mexico — 0.8%
Wal-Mart de Mexico, Ser V	623,920	1,446,952

Netherlands — 3.3%
ASML Holding	11,142	1,109,327
ING Groep*	194,131	2,775,767
Koninklijke Philips	40,870	1,141,609
Yandex, Cl A*	37,863	1,083,639

		6,110,342

Panama — 0.8%
Copa Holdings, Cl A	12,584	1,471,321

Russia — 0.5%
QIWI ADR	30,930	979,553

Spain — 2.6%
Amadeus IT Holding, Cl A	31,089	1,141,503
Banco Bilbao Vizcaya Argentaria	169,865	1,896,211
Grifols	46,268	1,886,981

		4,924,695

Sweden — 2.4%
Arcam*	41,410	958,961
Hennes & Mauritz, Cl B Shares	25,363	1,008,797
Hexagon, Cl B	44,976	1,513,585
Svenska Cellulosa SCA, Cl B	42,023	939,580

		4,420,923

Switzerland — 7.0%
Holcim	24,634	1,744,850
Julius Baer Group	27,716	1,212,170
Nestle	25,916	1,896,260

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
Novartis	29,463	$2,734,548
Partners Group Holding	8,584	2,281,721
Roche Holding	4,931	1,453,957
UBS	99,963	1,735,054

		13,058,560

Taiwan — 1.3%
Eclat Textile	144,284	1,370,903
Taiwan Semiconductor Manufacturing ADR	52,092	1,147,066

		2,517,969

United Kingdom — 18.2%
Abcam	165,669	1,059,415
ARM Holdings	108,626	1,520,472
ASOS*	20,685	878,861
Aviva	172,159	1,434,842
boohoo.com*	1,821,535	1,333,108
BT Group, Cl A	306,446	1,801,557
Burberry Group	35,276	863,955
Compass Group	122,106	1,965,041
Domino’s Pizza Group	170,572	1,734,043
Foxtons Group	410,371	1,104,178
Hargreaves Lansdown	117,217	1,862,924
IG Group Holdings	19,304	185,591
Intertek Group	45,179	1,967,258
ITV	438,900	1,425,273
Kingfisher	387,707	1,876,142
Lloyds Banking Group*	1,252,702	1,545,638
Optimal Payments*	275,372	1,941,551
Reckitt Benckiser Group	26,401	2,217,258
Rightmove	58,080	1,960,404
Rio Tinto	18,079	859,383
SABMiller	22,197	1,251,671
Schroders	48,723	1,879,178
St. James’s Place	118,288	1,409,722

		34,077,465

United States — 8.7%
First Cash Financial Services*	26,675	1,575,959
Liberty Global*	47,040	2,091,869
MasterCard, Cl A	75,101	6,289,709
Nielsen	27,209	1,156,110
Priceline Group*	1,667	2,010,752
PriceSmart	3,789	337,335
Schlumberger	13,806	1,362,100
Solera Holdings	28,869	1,499,744

		16,323,578

Total Common Stock (Cost $170,325,630)		173,301,352

CASH EQUIVALENT ** — 5.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $10,080,052)	10,080,052	10,080,052

Total Investments — 98.0% (Cost $180,405,682)†		$183,381,404

The outstanding forward foreign currency contracts held by the Fund at October 31, 2014 are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	3/12/15-4/28/15	EUR	11,134,500	USD	14,192,413	$222,857
State Street	1/21/15	GBP	3,265,900	USD	5,572,017	351,127
State Street	11/20/14-4/2/15	JPY	1,098,981,700	USD	10,278,867	482,227
State Street	3/12/15	USD	1,337,192	EUR	1,049,700	(20,560)
State Street	11/20/14-4/2/15	USD	3,136,484	JPY	340,602,300	(125,620)

						$910,031

For the period ended October 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $187,070,956.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2014.

ADR – American Depositary Receipt

Cl – Class

EUR – Euro

GBP – British Pound Sterling

JPY – Japanese Yen

Ser – Series

USD –U.S. Dollar

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $180,405,682, and the unrealized appreciation and depreciation were $12,879,868 and $(9,904,146), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 92.7%
Energy — 82.3%
Anadarko Petroleum	28,000	$2,569,840
Apache	20,000	1,544,000
Baker Hughes	36,000	1,906,560
Baytex Energy	27,000	824,850
Bonanza Creek Energy*	18,500	836,940
Canadian Natural Resources	42,000	1,464,960
CARBO Ceramics	14,500	749,215
Cenovus Energy	56,500	1,398,940
Chevron	21,500	2,578,925
Cobalt International Energy*	105,000	1,229,550
Concho Resources*	10,000	1,090,300
Crescent Point Energy	30,000	990,900
EOG Resources	38,000	3,611,900
Exxon Mobil	23,000	2,224,330
FMC Technologies*	20,000	1,120,800
Forum Energy Technologies*	26,500	723,450
Halliburton	50,000	2,757,000
Marathon Oil	48,500	1,716,900
National Oilwell Varco	14,000	1,016,960
Noble Energy	21,500	1,239,045
Occidental Petroleum	30,000	2,667,900
Oil States International*	18,000	1,075,320
Phillips 66	20,000	1,570,000
Plains GP Holdings, Cl A	35,000	1,003,800
Precision Drilling	105,000	873,600
QEP Resources	27,000	676,890
Range Resources	14,000	957,600
Royal Dutch Shell ADR, Cl A	17,500	1,256,325
Schlumberger	40,000	3,946,400
Suncor Energy	70,000	2,487,800
Total ADR	31,000	1,856,590
Valero Energy	27,500	1,377,475

		51,345,065

Materials — 8.6%
Goldcorp	20,000	375,600
Monsanto	15,000	1,725,600
Rio Tinto ADR	35,500	1,702,935
Silver Wheaton	30,000	521,100
Steel Dynamics	45,000	1,035,450

		5,360,685

Utilities — 1.8%
Calpine*	50,000	1,141,000

Total Common Stock (Cost $53,988,603)		57,846,750

CASH EQUIVALENT ** — 2.4%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $1,500,669)	1,500,669	1,500,669

Total Investments — 95.1% (Cost $55,489,272)†		$59,347,419

Percentages are based on Net Assets of $62,387,173.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2014.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $55,489,272, and the unrealized appreciation and depreciation were $8,557,452 and $(4,699,305), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 63.5%
Exchange Traded Funds — 63.5%
Consumer Discretionary Select Sector SPDR Fund (A)	52,778	$3,594,182
Consumer Staples Select Sector SPDR Fund (A)	22,821	1,065,969
Energy Select Sector SPDR Fund (A)	20,141	1,760,726
Financial Select Sector SPDR Fund (A)	284,745	6,788,321
Health Care Select Sector SPDR Fund (A)	76,548	5,149,384
Industrial Select Sector SPDR Fund (A)	69,757	3,851,981
iShares US Technology ETF (A)	79,916	8,121,863
Materials Select Sector SPDR Fund (A)	40,309	1,950,956
SPDR S&P 500 ETF Trust (A)	31,909	6,434,769
Utilities Select Sector SPDR Fund (A)	33,366	1,517,152

		40,235,303

Total Registered Investment Companies (Cost $34,557,270)		40,235,303

COMMON STOCK — 36.7%
Consumer Discretionary — 4.6%
Ford Motor (A)	33,229	468,197
General Motors (A)	23,481	737,303
Viacom, Cl B (A)	13,239	962,211
Walt Disney (A)	7,916	723,364

		2,891,075

Consumer Staples — 7.2%
CVS Health (A)	23,495	2,016,106
Molson Coors Brewing, Cl B (A)	16,690	1,241,402
Walgreen (A)	20,828	1,337,574

		4,595,082

Energy — 5.8%
Chevron (A)	10,173	1,220,251
ConocoPhillips (A)	7,184	518,326
Helmerich & Payne (A)	5,409	469,609
National Oilwell Varco (A)	11,782	855,844
Valero Energy (A)	11,961	599,127

		3,663,157

Financials — 3.7%
Allstate (A)	10,476	679,368
Everest Re Group (A)	3,917	668,436
Travelers (A)	10,091	1,017,173

		2,364,977

Health Care — 5.1%
Aetna (A)	7,754	639,783
Amgen (A)	4,866	789,168
Merck (A)	9,802	567,928
Novartis ADR (A)	7,279	674,690
Pfizer (A)	18,326	548,864

		3,220,433

Industrials — 2.8%
Deere (A)	13,817	1,181,906
General Electric (A)	22,794	588,313

		1,770,219

Information Technology — 5.7%
Apple (A)	16,085	1,737,180
Intel (A)	27,537	936,533

Description	Shares/ Contracts	Value
Oracle (A)	23,371	$912,638

		3,586,351

Telecommunication Services — 1.8%
AT&T (A)	33,723	1,174,909

Total Common Stock (Cost $20,097,471)		23,266,203

CASH EQUIVALENT ** — 2.1%
AIM STIT-Liquid Assets Portfolio, 0.020% (Cost $1,339,772)	1,339,772	1,339,772

Total Investments — 102.3% (Cost $55,994,513)†		$64,841,278

PURCHASED OPTIONS* (B) — 0.4%
S&P 500 Index Put Option, Expires 01/17/15, Strike Price $1,925	19	$205,960
S&P 500 Index Put Option, Expires 01/17/15, Strike Price $1,875	29	53,650

Total Purchased Options (Cost $267,069)††		$259,610

WRITTEN OPTIONS* (B) — (2.7)%
S&P 500 Index Call Option, Expires 11/22/14, Strike Price $1,895	(40)	$(476,000)
S&P 500 Index Call Option, Expires 11/22/14, Strike Price $1,910	(113)	(1,216,445)

Total Written Options (Premiums Received $408,249)††		$(1,692,445)

Percentages are based on Net Assets of $63,387,050.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2014.
(A)	All or a portion is pledged as collateral for written options.
(B)	For the period ended October 31, 2014, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $55,994,513, and the unrealized appreciation and depreciation were $9,216,142 and $(369,377), respectively.

††	At October 31, 2014, the tax basis cost of the Fund’s options was $(141,180), and the unrealized appreciation and depreciation were $128,255 and $(1,419,910), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

As of October 31, 2014, all of the Fund’s investments in securities and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 98.5%
Open-End Funds — 75.7%
American Beacon Acadian Emerging Markets Managed Volatility Fund	6,548	$71,964
Frost Credit Fund, Institutional Shares*	10,628	107,871
Frost Growth Equity Fund, Institutional Shares*	14,726	223,400
Frost Total Return Bond Fund, Institutional Shares*	65,899	716,986
Frost Value Equity Fund, Institutional Shares*	17,144	195,617
Hartford Floating Rate Fund	9,835	87,434
Hartford World Bond Fund	21,737	234,112
Metropolitan West Total Return Bond Fund	26,196	285,013
Templeton Global Bond Fund	14,953	198,283
Vanguard Total Bond Market Index Fund	44,255	480,606

		2,601,286

Exchange Traded Funds — 22.8%
iShares Cohen & Steers REIT ETF	1,004	94,035
SPDR S&P 500 ETF Trust	2,699	544,280
Vanguard FTSE All-World ex-US ETF	2,948	145,454

		783,769

Total Registered Investment Companies (Cost $3,306,250)		3,385,055

CASH EQUIVALENT ** — 1.4%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $46,732)	46,732	46,732

Total Investments — 99.9% (Cost $3,352,982)†		$3,431,787

Percentages are based on Net Assets of $3,435,444.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2014 are as follows:

Value of Shares Held as of 7/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/14	Dividend Income
Frost Credit Fund
$116,898	$1,309	$(9,038)	$(1,236)	$(62)	$107,871	$1,303
Frost Growth Equity Fund
$267,182	$—	$(55,255)	$6,227	$5,246	$223,400	$—
Frost Total Return Bond Fund
$770,834	$7,076	$(59,648)	$(1,532)	$256	$716,986	$6,801
Frost Value Equity Fund
$206,899	$730	$(16,368)	$3,419	$937	$195,617	$730

**	Rate shown is the 7-day effective yield as of October 31, 2014.

ETF – Exchange Traded Fund

FTSE – Financial Times and the London Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $3,352,982, and the unrealized appreciation and depreciation were $82,768 and $(3,963), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 97.4%
Exchange Traded Funds — 55.4%
iShares Cohen & Steers REIT ETF	3,751	$351,319
iShares MSCI EAFE ETF	19,880	1,271,326
SPDR S&P 500 ETF Trust	30,411	6,132,682
Vanguard MSCI Emerging Markets ETF	10,735	457,741
Vanguard Small-Capital ETF	1,356	156,794

		8,369,862

Open-End Funds — 42.0%
Frost Credit Fund, Institutional Shares*	45,485	461,672
Frost Growth Equity Fund, Institutional Shares*	46,902	711,509
Frost Natural Resources Fund, Institutional Shares*	11,970	131,431
Frost Total Return Bond Fund, Institutional Shares*	210,159	2,286,530
Frost Value Equity Fund, Institutional Shares*	58,941	672,522
Hartford Floating Rate Fund	36,838	327,489
Hartford World Bond Fund	57,534	619,646
Templeton Global Bond Fund	45,862	608,134
Vanguard Total Bond Market Index Fund	48,601	527,810

		6,346,743

Total Registered Investment Companies (Cost $13,849,526)		14,716,605

CASH EQUIVALENT ** — 2.6%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $397,722)	397,722	397,722

Total Investments — 100.0% (Cost $14,247,248)†		$15,114,327

Percentages are based on Net Assets of $15,109,602.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2014 are as follows:

Value of Shares Held as of 7/31/14	Purch- ases at Cost	Proc- eeds from Sales	Change in Unre- alized Appre- ciation (Depre- ciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/14	Divid- end Income
Frost Credit Fund
$491,696	$5,535	$(30,000)	$(5,324)	$(235)	$461,672	$5,545
Frost Growth Equity Fund
$679,615	$—	$—	$31,894	$—	$711,509	$—
Frost Natural Resources Fund
$203,641	$—	$(45,000)	$(27,396)	$186	$131,431	$—
Frost Total Return Bond Fund
$2,319,052	$21,712	$(50,000)	$(6,071)	$1,837	$2,286,530	$21,277
Frost Value Equity Fund
$656,641	$2,358	$—	$13,523	$—	$672,522	$2,358

**	Rate shown is the 7-day effective yield as of October 31, 2014.

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.
†	At October 31, 2014, the tax basis cost of the Fund’s investments was $14,247,248, and the unrealized appreciation and depreciation were $907,874 and $(40,795), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 96.6%
Exchange Traded Funds — 49.0%
iShares Core S&P Mid-Capital ETF	90	$12,742
SPDR S&P 500 ETF Trust	1,021	205,895
Vanguard FTSE All-World ex-US ETF	768	37,893
Vanguard FTSE Emerging Markets ETF	679	28,953
Vanguard Small-Capital ETF	131	15,147

		300,630

Open-End Funds — 47.6%
Cohen & Steers Institutional Realty Shares	245	12,239
Frost Cinque Large Cap Buy-Write Equity Fund, Institutional Shares*	1,815	23,309
Frost Credit Fund, Institutional Shares*	919	9,324
Frost Growth Equity Fund, Institutional Shares*	4,046	61,375
Frost Natural Resources Fund, Institutional Shares*	1,148	12,608
Frost Total Return Bond Fund, Institutional Shares*	3,680	40,040
Frost Value Equity Fund, Institutional Shares*	5,114	58,352
Hartford Floating Rate Fund	536	4,762
Hartford World Bond Fund	2,062	22,209
Templeton Global Bond Fund	1,589	21,064
Vanguard Total Bond Market Index Fund	2,432	26,411

		291,693

Total Registered Investment Companies (Cost $579,360)		592,323

CASH EQUIVALENT ** — 6.7%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $40,847)	40,847	40,847

Total Investments — 103.3% (Cost $620,207)†		$633,170

Percentages are based on Net Assets of $612,865.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2014 are as follows:

Value of Shares Held as of 7/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/14	Dividend Income
Frost Cinque Large Cap Buy-Write Equity Fund
$—	$23,000	$—	$309	$—	$23,309	$—
Frost Credit Fund
$9,326	$107	$—	$(109)	$—	$9,324	$110
Frost Growth Equity Fund
$52,805	$6,000	$—	$2,570	$—	$61,375	$—
Frost Natural Resources Fund
$14,916	$—	$—	$(2,308)	$—	$12,608	$—
Frost Total Return Bond Fund
$33,785	$6,356	$—	$(101)	$—	$40,040	$370
Frost Value Equity Fund
$51,113	$6,197	$—	$1,042	$—	$58,352	$197

**	Rate shown is the 7-day effective yield as of October 31, 2014.

ETF – Exchange Traded Fund

FTSE – Financial Times and the London Stock Exchange

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.
†	At October 31, 2014, the tax basis cost of the Fund’s investments was $620,207, and the unrealized appreciation and depreciation were $17,753 and $(4,790), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 39.6%
Agency Residential Mortgage-Backed Obligations — 18.0%
FHLMC
6.000%, 05/01/26 to 11/01/47	$1,031,340	$1,158,776
5.500%, 12/01/37	444,183	499,894
5.000%, 04/01/24	548,835	606,386
2.386%, 06/01/43 (A)	18,035,047	18,211,100
2.373%, 08/01/37 (A)	960,976	1,030,547
1.997%, 02/01/37 (A)	3,266,086	3,446,660
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	3,211,324	390,606
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	10,866,550
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	6,582,479	481,962
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	2,066,930	2,077,778
FHLMC REMIC, Ser 2011-3898, Cl FC
0.663%, 11/15/36 (A)	4,960,956	5,006,820
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	4,362,547	784,416
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,605,401
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	20,319,282	2,097,283
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	15,878,920	1,470,590
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	34,117,108	3,528,770
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	9,949,232	986,340
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	31,262,589	2,905,639
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	18,722,587	1,814,977
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	46,920,442	10,152,514
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	29,658,775	3,940,041
FNMA
5.500%, 07/01/36 to 12/01/47	833,106	912,099
5.000%, 04/01/19 to 05/01/35	2,695,541	2,896,119
4.500%, 02/01/39 to 08/01/41	18,620,984	20,327,267
3.500%, 10/01/40 to 11/01/40	2,443,110	2,530,907
3.379%, 02/01/42 (A)	9,673,727	10,118,008
2.788%, 10/01/42 (A)	8,330,623	8,553,790
2.710%, 08/01/23	3,238,775	3,249,135
2.384%, 01/01/38 (A)	8,418,759	9,055,218
2.250%, 10/30/24	10,000,000	9,513,710
2.141%, 07/01/37 (A)	5,632,431	5,987,302
FNMA REMIC, Ser 2005-66, Cl FD
0.452%, 07/25/35 (A)	2,095,694	2,100,820
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	11,032,781	1,241,424
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	1,843,196	1,993,836
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	1,343,176	1,433,919
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	5,032,480	1,002,778
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	7,387,775	1,555,495

Description	Face Amount	Value
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	$7,782,474	$1,631,581
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	8,483,311	1,758,801
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	12,783,086	1,761,757
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,108,720
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	5,412,000	786,748
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	15,525,453	1,084,234
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	16,549,921	2,113,145
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	40,254,771	5,006,985
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	15,171,114	3,097,222
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,871,565
FNMA, Ser 2013-104, Cl TI
3.000%, 08/25/32	13,350,680	1,757,832
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,660,960
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	4,405,841	4,295,902
GNMA
4.500%, 06/15/39	1,513,388	1,652,179
2.000%, 09/20/40 (A)	1,934,391	2,012,532
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	1,918,469	2,017,899
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	21,939,162	2,240,631
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	3,009,532	345,421
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	7,387,320	7,577,824
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	8,503,456	805,659
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	1,478,310	1,562,072
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	1,908,498
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	8,974,919	1,209,806
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	21,860,214	3,336,092
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	42,857,142	4,943,113
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	10,376,234	1,822,946

		237,905,001

Commercial Mortgage-Backed Obligations — 20.1%
A10 Securitization, Ser 2012-1, Cl C
7.870%, 04/15/24 (B)	341,629	341,800
A10 Securitization, Ser 2012-1, Cl D
8.000%, 04/15/24 (B)	165,349	165,349
A10 Securitization, Ser 2013-2, Cl B
4.380%, 11/15/27 (B)	2,000,000	2,038,004
A10 Securitization, Ser 2013-2, Cl C
5.120%, 11/15/27 (B)	1,500,000	1,541,979

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
Acre Commercial Mortgage Trust, Ser 2014-FL2, Cl D
3.555%, 08/15/31	$1,500,000	$1,501,032
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.402%, 10/26/44 (A)	5,720,000	5,595,784
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl B
5.480%, 10/10/45	9,645,000	9,670,627
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.905%, 02/10/51 (A)	8,193,273	8,278,975
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H
5.183%, 09/10/47 (A)	2,000,000	1,894,784
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	4,500,000	4,650,025
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl AJ
5.563%, 06/10/49 (A)	5,000,000	5,186,110
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B
6.288%, 02/10/51 (A)(B)	4,549,000	4,672,646
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ
6.288%, 02/10/51 (A)	5,000,000	5,362,145
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	546,355	546,943
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.890%, 06/11/50 (A)(B)(C)	460,582	—
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	9,328,571
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.974%, 03/15/49 (A)	5,980,000	6,233,630
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl C
5.400%, 07/15/44 (A)	3,000,000	3,069,423
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C
5.773%, 07/10/46 (A)(B)	1,750,000	1,995,334
Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.226%, 07/15/44 (A)	750,000	756,694
Commercial Mortgage Trust, Ser 2007-GG11, Cl AJ
6.063%, 12/10/49 (A)	2,000,000	2,090,604
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.858%, 08/15/45 (A)	1,000,000	1,066,421
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.944%, 04/10/47 (A)(B)	5,000,000	4,703,065
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ
5.900%, 09/15/39 (A)	5,000,000	5,196,285

Description	Face Amount	Value
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ
5.857%, 09/15/39 (A)	$5,000,000	$5,244,255
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	143,151	143,136
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.404%, 04/15/37 (A)	2,500,000	2,456,740
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	4,850,000	4,738,940
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.730%, 11/10/46 (A)(B)	1,000,000	1,125,560
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.099%, 08/25/44 (A)(B)	4,000,000	4,365,668
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.072%, 07/25/45 (A)(B)	4,000,000	3,953,552
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.686%, 08/25/45 (A)(B)	1,000,000	969,149
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.949%, 06/25/47 (A)(B)	2,000,000	2,025,085
FREMF Mortgage Trust, Ser 2012-KF01, Cl C
4.406%, 10/25/44 (A)(B)	4,500,000	4,748,435
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.750%, 03/10/39 (A)(B)	959,936	9,599
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.902%, 11/05/30 (A)(B)	5,000,000	5,005,392
Impact Funding, Ser 2001-AA, Cl C
6.515%, 07/25/33	293,310	324,577
Impact Funding, Ser 2001-AA, Cl B
6.315%, 07/25/33	117,323	132,012
Impact Funding, Ser 2001-AA, Cl D
6.975%, 07/25/33	87,994	89,815
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E
5.044%, 01/15/42 (A)	5,337,000	5,413,767
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.248%, 01/15/42 (A)(B)	6,174,000	6,060,843
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/45 (A)	5,000,000	5,283,995
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)(C)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	5,000,000	5,250,055
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl D
5.243%, 04/15/40 (A)	10,000,000	9,500,000
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (A)	1,100,000	1,129,945
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.331%, 07/15/40 (A)	1,000,000	1,036,012

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D
6.164%, 07/15/40 (A)	$650,000	$559,774
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AJ
6.249%, 09/15/45 (A)	2,500,000	2,644,083
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
5.184%, 01/20/41 (A)(B)	3,752,000	3,457,622
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
5.841%, 06/12/50 (A)	3,000,000	3,119,823
Morgan Stanley Capital I, Ser 2006-T23, Cl A3
5.805%, 08/12/41 (A)	1,349,111	1,349,303
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	10,000,000	10,256,380
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.650%, 06/11/42 (A)	13,000,000	14,043,523
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.650%, 06/11/42 (A)(B)	500,000	463,994
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.252%, 09/15/47 (A)(B)	2,000,000	2,200,316
Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B
6.220%, 12/19/40 (A)(B)	8,000,000	7,937,216
New York Securitization Trust, Ser 2013-1, Cl A
5.402%, 08/27/24 (A)(B)	8,000,000	8,040,000
NorthStar, Ser 2013-1A, Cl B
5.152%, 08/25/29 (A)(B)	4,000,000	4,040,000
RAIT Trust, Ser 2014-FL3, Cl C
3.552%, 12/15/31 (A)(B)	5,750,000	5,802,531
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.535%, 05/10/45 (A)(B)	4,750,000	5,300,865
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.891%, 05/10/63 (A)(B)	15,254,806	14,977,870
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
4.958%, 08/10/49 (A)(B)	3,000,000	3,204,162
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.500%, 12/10/45 (A)(B)	13,384,000	12,967,584
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.156%, 08/25/40 (A)(B),(D)	2,344,118	2,308,019
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	5,000,000	5,140,380
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
5.867%, 12/15/43 (A)(B)	1,414,000	37,468
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.634%, 03/15/46 (A)	3,000,000	3,141,357

		265,885,032

Description	Face Amount	Value
Non-Agency Residential Mortgage-Backed Obligations — 1.5%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.458%, 02/25/37 (A)(C)	$1,000,000	$—
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
4.000%, 06/20/44 (A)(B)	8,873,635	9,203,902
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44	10,000,000	10,428,125

		19,632,027

Total Mortgage-Backed Securities (Cost $527,979,153)		523,422,060

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,436,550	5,741,932
U.S. Treasury Notes
2.500%, 05/15/24	20,000,000	20,321,880
2.375%, 08/15/24	24,000,000	24,082,500
2.125%, 06/30/21	20,000,000	20,132,820
1.875%, 09/30/17	25,000,000	25,667,975
1.750%, 10/31/20	50,000,000	49,574,200
1.375%, 06/30/18 to 12/31/18	63,000,000	63,108,586
1.250%, 01/31/19	41,000,000	40,647,646
0.095%, 07/31/16	500,000	500,177
0.073%, 10/31/16 (A)	2,000,000	1,999,866

Total U.S. Treasury Obligations (Cost $250,073,060)		251,777,582

CORPORATE OBLIGATIONS — 18.1%
Consumer Discretionary — 1.7%
Advance Auto Parts
5.750%, 05/01/20	6,000,000	6,755,376
Dillard’s
7.875%, 01/01/23	1,794,000	2,063,100
7.750%, 07/15/26	1,569,000	1,733,745
Interpublic Group of Cos
4.200%, 04/15/24	5,500,000	5,594,408
4.000%, 03/15/22	1,095,000	1,115,257
Wynn Las Vegas
7.750%, 08/15/20	5,000,000	5,375,000

		22,636,886

Consumer Staples — 0.6%
New Albertsons
7.750%, 06/15/26	923,000	872,235
7.450%, 08/01/29	2,366,000	2,176,720
SUPERVALU
6.750%, 06/01/21	5,000,000	4,900,000

		7,948,955

Energy — 1.9%
Cameron International
4.000%, 12/15/23	5,000,000	5,196,835
Lukoil International Finance BV
4.563%, 04/24/23	13,131,000	11,914,439
Transocean
6.500%, 11/15/20	8,000,000	8,228,680

		25,339,954

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
Financials — 9.4%
Assured Guaranty US Holdings
5.000%, 07/01/24	$16,500,000	$17,172,111
Bank of America
5.875%, 01/05/21	5,000,000	5,777,715
Barclays Bank
7.625%, 11/21/22	5,250,000	5,719,219
BioMed Realty ‡
6.125%, 04/15/20	2,000,000	2,287,060
Enova International
9.750%, 06/01/21	10,000,000	10,175,000
Farmers Exchange Capital (B)
7.050%, 07/15/28	5,000,000	6,281,450
Ford Motor Credit
5.875%, 08/02/21	4,960,000	5,732,575
Genworth Holdings
7.625%, 09/24/21	10,000,000	12,189,120
Jefferies Group
8.500%, 07/15/19	10,000,000	12,404,000
Ladder Capital Finance Holdings
7.375%, 10/01/17	9,020,000	9,538,650
Lloyds Bank
6.375%, 01/21/21	1,000,000	1,197,425
McGraw Hill Financial
5.900%, 11/15/17	5,000,000	5,498,540
Navient MTN (A)
5.500%, 01/25/23	15,000,000	15,000,000
4.142%, 12/15/20	3,525,000	3,402,471
Societe Generale (B)
5.000%, 01/17/24	7,750,000	7,915,741
UBS
7.625%, 08/17/22	3,500,000	4,130,546

		124,421,623

Health Care — 0.2%
Actavis
3.250%, 10/01/22	3,000,000	2,882,223

Industrials — 0.3%
Fly Leasing
6.375%, 10/15/21	3,500,000	3,482,500

Information Technology — 1.5%
BMC Software
7.250%, 06/01/18	12,754,000	12,626,460
DynCorp International
10.375%, 07/01/17	250,000	214,375
Jabil Circuit
8.250%, 03/15/18	2,000,000	2,315,000
Juniper Networks
4.500%, 03/15/24	4,327,000	4,455,170

		19,611,005

Materials — 0.5%
Cliffs Natural Resources
6.250%, 10/01/40	500,000	370,000
MeadWestvaco
7.375%, 09/01/19	5,000,000	5,970,405

		6,340,405

Telecommunication Services — 1.7%
21st Century Fox America
4.500%, 02/15/21	2,100,000	2,294,032
Crown Castle Towers (B)
6.113%, 01/15/20	2,500,000	2,888,412

Description	Face Amount	Value
Unison Ground Lease Funding (B)
5.780%, 03/15/20	$4,000,000	$4,041,948
Verizon Communications
5.150%, 09/15/23	3,000,000	3,359,664
WCP Wireless Site Funding (B)
6.829%, 11/15/15	10,000,000	10,318,510

		22,902,566

Utilities — 0.3%
Nisource Finance
4.450%, 12/01/21	3,000,000	3,251,217

Total Corporate Obligations (Cost $225,673,276)		238,817,334

COLLATERALIZED LOAN OBLIGATIONS — 8.2%
AMMC CLO X, Ser 2012-10A, Cl D
4.729%, 04/11/22 (A)(B)	4,000,000	3,888,148
Avery Point CLO, Ser 2014-1A, Cl B1
2.334%, 04/25/26 (A)(B)	7,500,000	7,456,305
Babson CLO, Ser 2012-1A, Cl C
4.230%, 04/15/22 (A)(B)	3,000,000	2,941,986
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C
3.481%, 01/20/26 (A)(B)	2,000,000	1,796,292
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.731%, 10/15/23 (A)(B)	4,000,000	3,999,064
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.725%, 02/14/25 (A)(B)	4,000,000	3,764,600
Emerson Park CLO, Ser 2013-1A, Cl D
3.981%, 07/15/25 (A)(B)	4,500,000	4,323,163
Galaxy XIV CLO, Ser 2012-14A, Cl C1
3.334%, 11/15/24 (A)(B)	3,500,000	3,405,188
Galaxy XIV CLO, Ser 2012-14A, Cl D
4.634%, 11/15/24 (A)(B)	3,000,000	2,997,843
Golub Capital Partners CLO, Ser 2014-19A, Cl C
3.728%, 04/26/26 (A)(B)	10,000,000	9,185,680
KKR CLO, Ser 2012-1A, Cl C
4.734%, 12/15/24 (A)(B)	5,750,000	5,749,155
Madison Park Funding XII, Ser 2014-12A, Cl D
3.731%, 07/20/26 (A)(B)	5,000,000	4,739,495
Madison Park Funding XII, Ser 2014-12A, Cl C
3.331%, 07/20/26 (A)(B)	10,000,000	9,809,650
MCF CLO IV, Ser 2014-1A, Cl C
3.531%, 10/15/25 (A)(B)	4,000,000	3,889,592
Newstar Trust, Ser 2012-2A, Cl C
4.484%, 01/20/23 (A)(B)	8,000,000	7,942,720
Oak Hill Credit Partners VI, Ser 2012-6A, Cl D
4.734%, 05/15/23 (A)(B)	2,500,000	2,500,670
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D
4.232%, 11/20/23 (A)(B)	6,500,000	6,353,594
Octagon Investment Partners XX, Ser 2014-1A, Cl C
3.035%, 08/12/26 (A)(B)	5,500,000	5,310,520
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
3.884%, 11/14/26 (A)(B)	5,000,000	4,787,800

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
Pinnacle Park CLO, Ser 2014-1A, Cl C
3.331%, 04/15/26 (A)(B)	$5,000,000	$4,897,950
Symphony CLO VII, Ser 2011-7A, Cl E
3.835%, 07/28/21 (A)(B)	4,000,000	3,856,020
Symphony CLO VII, Ser 2011-7A, Cl D
3.435%, 07/28/21 (A)(B)	5,000,000	4,840,435

Total Collateralized Loan Obligations (Cost $107,430,756)		108,435,870

ASSET-BACKED SECURITIES — 7.0%
Automotive — 3.5%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D
4.940%, 06/15/20 (B)	4,000,000	4,117,662
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	1,750,000	1,786,798
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	3,750,000	3,798,284
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D
4.700%, 11/10/21 (B)	3,000,000	3,011,095
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C
5.940%, 03/20/17 (B)	3,000,000	3,136,242
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	837,272	722,649
CFC, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,625,911
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,925,265
CPS Auto Trust, Ser 2012-A, Cl D
8.590%, 06/17/19 (B)	293,906	296,234
CPS Auto Trust, Ser 2012-C, Cl E
7.500%, 12/16/19 (B)	595,977	605,925
CPS Auto Trust, Ser 2012-D, Cl E
7.260%, 03/16/20 (B)	430,801	439,784
DT Auto Owner Trust, Ser 2011-3A, Cl D
5.830%, 03/15/18 (B)	938,664	942,684
DT Auto Owner Trust, Ser 2012-1A, Cl D
4.940%, 07/16/18 (B)	767,530	781,953
DT Auto Owner Trust, Ser 2013-1A, Cl D
3.740%, 05/15/20 (B)	5,000,000	5,068,700
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	2,000,000	2,031,881
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,000,000	4,247,881
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	1,240,000	1,228,891
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,086,883
Hertz Fleet Lease Funding, Ser 2014-1, Cl E
2.102%, 04/10/28 (A)(B)	5,000,000	4,999,998

Description	Face Amount	Value
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl D
6.210%, 12/17/18 (B)	$1,000,000	$1,014,247

		45,868,967

Other Asset-Backed Securities — 1.7%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	5,242,929	6,099,377
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	1,000,000	1,222,230
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,500,000	2,985,550
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	2,080,000	2,073,552
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	1,359,433	1,417,338
Sierra Receivables Funding, Ser 2011-2A, Cl C
8.350%, 05/20/28 (B)	901,590	947,860
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	829,274	892,137
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (B)	423,894	443,642
Silverleaf Finance, Ser 2010-B, Cl B
8.475%, 05/16/22 (B)	697,810	709,429
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,504,606
Westgate Resorts, Ser 2012-2A, Cl C
9.000%, 01/20/25 (B)	351,349	361,121
Westgate Resorts, Ser 2014-AA, Cl A
6.250%, 10/20/26 (B)	2,560,952	2,556,951

		23,213,793

Student Loan — 1.8%
Brazos Student Finance, Ser 2009-1, Cl B
2.734%, 12/27/39 (A)	5,000,000	5,025,555
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.392%, 11/27/28 (A)	3,965,482	3,889,167
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.652%, 07/25/47 (A)(B)	10,000,000	9,516,598
SLM Student Loan Trust, Ser 2012-7, Cl B
1.952%, 09/25/43 (A)	5,000,000	5,005,145

		23,436,465

Total Asset-Backed Securities (Cost $88,746,006)		92,519,225

MUNICIPAL BONDS — 6.2%
Allentown Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,488,681
California School Finance Authority, RB
6.500%, 06/01/17	290,000	287,120

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	$3,000,000	$3,709,410
Dallas-Fort Worth, International Airport Facilities Improvement, RB
7.000%, 01/01/16	5,000,000	5,231,100
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19	5,400,000	3,872,232
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16	11,090,000	9,388,018
Hidalgo County, Build America Bonds, GO
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	567,820
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,489,120
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,145,910
Mission Economic Development, RB
Callable 12/01/20 @ 100
10.875%, 12/01/28	3,315,000	3,376,692
9.750%, 12/01/25	3,045,000	3,114,791
8.550%, 12/01/21	2,640,000	2,717,722
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	16,540,000	20,074,763
Pasadena, Independent School District, GO, PSF-GTD
Callable 02/15/22 @ 100
4.089%, 02/15/30	3,000,000	3,066,870
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,461,900
San Antonio, Airport System, Ser B, RB, AGM
4.861%, 07/01/18	2,000,000	2,158,280
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,661,096
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,605,000	1,792,352
Texas State, Public Finance Authority Charter School, RB
8.125%, 02/15/27	1,900,000	2,223,323
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,582,840

		82,410,040

Total Municipal Bonds (Cost $79,203,697)		82,410,040

Description	Face Amount/ Shares	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB 0.500%, 03/20/15 (E)	$7,000,000	$6,971,195
Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,485,515

Total U.S. Government Agency Obligations (Cost $11,955,283)		12,456,710

SOVEREIGN DEBT — 0.4%
Kingdom of Denmark 0.875%, 03/20/17 (Cost $4,989,976)	5,000,000	5,008,050

CASH EQUIVALENT* — 0.3%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $3,971,607)	3,971,607	3,971,607

Total Cash Equivalent
Total Investments — 99.8% (Cost $1,300,022,814)†		$1,318,818,478

Percentages are based on Net Assets of $1,321,741,548.

*	Rate shown is the 7-day effective yield as of October 31, 2014.
‡	Real Estate Investment Trust.
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2014.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
(D)	Security fair valued using methods determined in good faith by the fair value committee of the Board of Trustees. The total value of such securities as of October 31, 2014 was $2,308,019 and represented 0.2% of Net Assets.

AGM – Assured Guarantee Municipal

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $1,300,022,814, and the unrealized appreciation and depreciation were $46,592,577 and $(27,796,913), respectively.

The following is a list of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$521,114,041	$2,308,019	$523,422,060
U.S. Treasury Obligations	251,777,582	—	—	251,777,582
Corporate Obligations	—	238,817,334	—	238,817,334
Collateralized Loan Obligations	—	108,435,870	—	108,435,870
Asset-Backed Securities	—	92,519,225	—	92,519,225
Municipal Bonds	—	82,410,040	—	82,410,040
U.S. Government Agency Obligations	—	12,456,710	—	12,456,710
Sovereign Debt	—	5,008,050	—	5,008,050
Cash Equivalent	3,971,607	—	—	3,971,607

Total Investments in Securities	$255,749,189	$1,060,761,270	$2,308,019	$1,318,818,478

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 42.2%
Consumer Discretionary — 6.6%
DR Horton
3.750%, 03/01/19	$500,000	$500,625
Neiman Marcus Group
7.125%, 06/01/28	2,638,000	2,664,380
Rialto Holdings (A)
7.000%, 12/01/18	2,275,000	2,326,188
Serta Simmons Holdings (A)
8.125%, 10/01/20	280,000	300,300
Sirius XM Radio (A)
4.625%, 05/15/23	1,000,000	965,000

		6,756,493

Consumer Staples — 2.0%
American Achievement (A)
10.875%, 04/15/16	500,000	491,250
Big Heart Pet Brands
7.625%, 02/15/19	518,000	519,295
Chiquita Brands International
7.875%, 02/01/21	976,000	1,071,160

		2,081,705

Energy — 4.0%
Cimarex Energy
5.875%, 05/01/22	1,500,000	1,612,500
Lloyds Banking Group
4.500%, 11/04/24	500,000	500,401
PHI
5.250%, 03/15/19	1,000,000	987,860
Tesoro
5.125%, 04/01/24	1,000,000	1,002,500

		4,103,261

Financials — 8.9%
Credit Acceptance (A)
6.125%, 02/15/21	1,100,000	1,138,500
Credit Agricole (A)(B)
8.125%, 09/19/33	1,000,000	1,130,000
GTP Acquisition Partners I (A)
7.628%, 06/15/16	2,750,000	2,896,715
4.704%, 05/15/18	1,000,000	984,386
Guanay Finance (A)
6.000%, 12/15/20	500,000	524,995
iStar Financial‡
5.850%, 03/15/17	500,000	517,500
4.875%, 07/01/18	1,000,000	997,500
Jefferies Finance (A)
7.375%, 04/01/20	1,000,000	995,000

		9,184,596

Health Care — 1.1%
Fresenius Medical Care US Finance II (A)
5.875%, 01/31/22	1,000,000	1,090,000

Industrials — 8.3%
Bombardier (A)
7.750%, 03/15/20	500,000	555,000
Meritor
6.750%, 06/15/21	2,640,000	2,785,200
Oshkosh
5.375%, 03/01/22	100,000	102,000

Description	Face Amount	Value
Zachry Holdings (A)
7.500%, 02/01/20	$5,000,000	$5,075,000

		8,517,200

Information Technology — 5.6%
Amkor Technology
6.375%, 10/01/22	2,720,000	2,723,400
BMC Software
7.250%, 06/01/18	2,850,000	2,821,500
DynCorp International
10.375%, 07/01/17	250,000	214,375

		5,759,275

Telecommunication Services — 5.7%
Frontier Communications
9.250%, 07/01/21	1,000,000	1,192,500
Level 3 Financing (A)(B)
3.823%, 01/15/18	250,000	250,625
Sprint (A)
7.250%, 09/15/21	250,000	264,375
T-Mobile USA
6.125%, 01/15/22	1,000,000	1,036,250
Unison Ground Lease Funding (A)
5.780%, 03/15/20	1,000,000	1,010,487
WCP ISSUER (A)
6.657%, 08/15/20	2,000,000	2,106,294

		5,860,531

Total Corporate Obligations (Cost $43,523,021)		43,353,061

COLLATERALIZED LOAN OBLIGATIONS — 29.1%
AMMC CLO XII, Ser 2013-12A, Cl E
5.223%, 05/10/25 (A)(B)	4,000,000	3,586,784
Babson CLO, Ser 2005-3A, Cl E
4.723%, 11/10/19 (B)	1,676,675	1,678,391
Benefit Street Partners CLO, Ser 2013-IIIA, Cl D
4.731%, 01/20/26 (A)(B)	2,000,000	1,686,916
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.734%, 02/14/25 (A)(B)	1,500,000	1,411,725
Galaxy XIV CLO, Ser 2012-14A, Cl E
5.624%, 11/15/24 (A)(B)	1,000,000	932,138
Golub Capital Partners CLO, Ser 2014-19A, Cl D
4.978%, 04/26/26 (A)(B)	3,000,000	2,577,768
ING Investment Management CLO, Ser 2013-3A, Cl D
4.731%, 01/18/26 (A)(B)	2,000,000	1,737,288
JFIN CLO, Ser 2013-1A, Cl D
4.981%, 01/20/25 (A)(B)	1,000,000	874,742
Keuka Park CLO, Ser 2013-1A, Cl E
4.734%, 10/21/24 (A)(B)	3,778,000	3,318,191
KKR CLO, Ser 2012-1A, Cl C
4.734%, 12/15/24 (A)(B)	250,000	249,963
Madison Park Funding XII, Ser 2014-12A, Cl D
3.731%, 07/20/26 (A)(B)	3,000,000	2,843,697
MCF CLO I, Ser 2013-1A, Cl E
5.984%, 04/20/23 (A)(B)	1,500,000	1,379,325

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
Newstar Trust, Ser 2012-2A, Cl C
4.484%, 01/20/23 (A)(B)	$200,000	$198,568
OZLM Funding CLO, Ser 2013-4A, Cl D
4.882%, 07/22/25 (A)(B)	1,000,000	877,999
Sudbury Mill CLO, Ser 2013-1A, Cl E
4.978%, 01/17/26 (A)(B)	3,200,000	2,809,526
Symphony CLO XI, Ser 2013-11A, Cl E
5.483%, 01/17/25 (A)(B)	4,000,000	3,686,912

Total Collateralized Loan Obligations (Cost $30,823,746)		29,849,933

ASSET-BACKED SECURITIES — 18.2%
Automotive — 14.0%
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (A)	1,750,000	1,786,798
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (A)	1,500,000	1,519,313
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D
4.160%, 11/15/18 (A)	3,960,000	3,970,081
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (A)	820,000	841,845
CPS Auto Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (A)	3,000,000	3,016,056
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,731,287
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E
4.580%, 04/15/21 (A)	1,500,000	1,506,728

		14,372,108

Other Asset-Backed Securities — 4.2%
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C
5.227%, 09/20/19 (A)	1,500,000	1,501,430
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
6.834%, 11/14/26 (A)(B)	1,500,000	1,485,930
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (A)	1,328,178	1,327,348

		4,314,708

Total Asset-Backed Securities (Cost $18,589,807)		18,686,816

MORTGAGE-BACKED SECURITIES — 8.9%
Non-Agency Mortgage-Backed Obligations — 8.9%
A10 Securitization, Ser 2013-1, Cl C
4.700%, 11/15/25 (A)	813,000	811,598
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25 (A)	340,000	339,411
A10 Securitization, Ser 2013-2, Cl D
6.230%, 11/15/27 (A)	490,000	514,684
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H
5.523%, 07/10/43 (A)(B)	1,238,000	1,241,414

Description	Face Amount/ Shares	Value
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.974%, 03/15/49 (B)	$250,000	$260,603
Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.226%, 07/15/44 (B)	250,000	252,231
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.775%, 04/15/35 (A)(B)	3,000,000	3,007,464
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.248%, 01/15/42 (A)(B)	750,000	736,254
New York Securitization Trust, Ser 2013-1, Cl A
5.402%, 08/27/24 (A)(B)	2,000,000	2,010,000

Total Mortgage-Backed Securities (Cost $9,143,304)		9,173,659

MUNICIPAL BOND — 0.3%
California School Finance Authority, RB
7.000%, 08/01/17 (Cost $335,000)	335,000	337,007

CASH EQUIVALENT* — 1.3%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $1,346,375)	1,346,375	1,346,375

Total Investments — 100.0% (Cost $103,761,253)†		$102,746,851

Percentages are based on Net Assets of $102,753,410.

‡	Real Estate Investment Trust.
*	Rate shown is the 7-day effective yield as of October 31, 2014.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2014.

Cl — Class

CLO — Collateralized Loan Obligation

RB — Revenue Bond

Ser — Series

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $103,761,253, and the unrealized appreciation and depreciation were $656,872 and $(1,671,274), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

The following is a list of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$43,353,061	$—	$43,353,061
Collateralized Loan Obligations	—	29,849,933	—	29,849,933
Asset-Backed Securities	—	18,686,816	—	18,686,816
Mortgage-Backed Securities	—	9,173,659	—	9,173,659
Municipal Bond	—	337,007	—	337,007
Cash Equivalent	1,346,375	—	—	1,346,375

Total Investments in Securities	$1,346,375	$101,400,476	$—	$102,746,851

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 31.4%
Automotive — 12.7%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C
2.780%, 09/17/18 (A)	$2,000,000	$2,016,898
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B
2.150%, 02/15/19 (A)	750,000	754,916
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,642,842
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.690%, 02/20/19	1,500,000	1,546,077
Chesapeake Funding, Ser 2012-1A, Cl C
2.153%, 11/07/23 (A)(B)	3,000,000	3,022,765
Chesapeake Funding, Ser 2012-2A, Cl D
2.003%, 05/07/24 (A)(B)	2,000,000	2,004,998
Chesapeake Funding, Ser 2013-1A, Cl D
1.953%, 01/07/25 (A)(B)	3,000,000	3,006,725
Chesapeake Funding, Ser 2013-1A, Cl C
1.553%, 01/07/25 (A)(B)	2,000,000	2,000,000
Chesapeake Funding, Ser 2014-1A, Cl D
1.703%, 03/07/26 (A)(B)	2,000,000	2,000,000
CPS Auto Receivables Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (A)	379,913	382,101
CPS Auto Receivables Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (A)	424,837	433,080
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/17 (A)	805,400	807,708
Oscar US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	2,000,000	2,019,082
Rental Car Finance, Ser 2011-1A, Cl B1
4.380%, 02/25/16 (A)	2,000,000	2,012,996
SMART Trust, Ser 2012-4US, Cl A4B
0.854%, 08/14/18 (B)	1,000,000	1,002,037
Tidewater Auto Receivables Trust, Ser 2012-AA, Cl A3
1.990%, 04/15/19 (A)	1,104,354	1,107,423

		27,759,648

Credit Cards — 4.2%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
0.853%, 02/16/21 (B)	2,500,000	2,505,997
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A
0.434%, 11/15/19 (B)	2,760,000	2,754,738
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.603%, 03/15/21 (A)(B)	3,000,000	3,000,000
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,032,738

		9,293,473

Other Asset-Backed Securities — 8.3%
Access Group, Ser 2002-A, Cl A2
0.170%, 09/25/37 (B)	2,500,000	2,396,118

Description	Face Amount	Value
Impact Funding, Ser 2001-A, Cl A
5.933%, 07/25/33	$726,541	$800,648
ING Investment Management, Ser 2013-3A, Cl A2
2.034%, 01/18/26 (A)(B)	5,000,000	4,753,285
Navistar Financial Dealer Note Master Trust, Ser 2013-1, Cl D
2.405%, 01/25/18 (A)(B)	3,000,000	3,005,784
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C
2.902%, 10/20/20 (A)(B)	3,550,000	3,550,000
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	262,431	268,466
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	3,333,333	3,320,973

		18,095,274

Student Loan — 6.2%
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.655%, 08/26/52 (A)(B)	3,000,000	2,804,171
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.652%, 07/25/47 (A)(B)	4,000,000	3,806,639
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.553%, 08/15/25 (A)(B)	1,174,136	1,186,905
SLM Private Education Loan Trust, Ser 2013-R1, Cl A
1.655%, 03/25/33 (A)(B)	2,911,163	2,939,503
SLM Student Loan Trust, Ser 2013-2, Cl B
1.652%, 06/25/43 (B)	2,000,000	1,954,546
South Texas, Higher Education Authority, Ser 2012-1, Cl A1
0.735%, 10/01/20 (B)	790,610	791,535

		13,483,299

Total Asset-Backed Securities (Cost $67,556,641)		68,631,694

U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Notes
2.000%, 04/30/16	1,500,000	1,536,913
0.875%, 01/31/17	4,000,000	4,021,876
0.750%, 03/15/17 to 03/31/18	33,000,000	32,739,694
0.625%, 04/30/18	9,000,000	8,827,032
0.500%, 07/31/16 to 07/31/17	7,000,000	6,988,748
0.095%, 07/31/16	2,000,000	2,000,706

Total U.S. Treasury Obligations (Cost $56,397,991)		56,114,969

MORTGAGE-BACKED SECURITIES — 19.5%
Agency Residential Mortgage-Backed Obligations — 13.2%
FHLMC
1.997%, 02/01/37 (B)	2,116,065	2,233,057
FHLMC REMIC, Ser 2010-3747, Cl UF
0.633%, 10/15/40 (B)	5,569,588	5,617,325
FNMA REMIC, Ser 2011-84, Cl F
0.505%, 01/25/40 (B)	5,803,093	5,826,978

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	$2,609,117	$2,744,343
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	2,395,423	2,423,004
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	3,562,814	3,723,596
GNMA, Ser 2010-80, Cl F
0.554%, 04/20/40 (B)	1,200,780	1,203,876
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	4,907,397	4,988,648

		28,760,827

Commercial Mortgage-Backed Obligations — 5.5%
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.404%, 04/15/37 (B)	5,500,000	5,404,828
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
2.814%, 12/25/45 (A)(B)	1,655,352	1,709,584
GE Business Loan Trust, Ser 2003-1, Cl A
0.583%, 04/15/31 (A)(B)	992,812	960,389
Hilton USA Trust, Ser 2014-ORL, Cl D
2.303%, 07/15/29 (A)(B)	4,000,000	4,000,131

		12,074,932

Non-Agency Residential Mortgage-Backed Obligation — 0.8%
Holmes Master Issuer, Ser 2012-1A, Cl A2
1.881%, 10/15/54 (A)(B)	1,752,665	1,761,739

Total Mortgage-Backed Securities (Cost $42,196,570)		42,597,498

CORPORATE OBLIGATIONS — 10.2%
Consumer Staples — 1.5%
Clorox
5.950%, 10/15/17	3,000,000	3,374,451

Energy — 1.6%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,384,579

Financials — 5.6%
American Tower ‡
3.400%, 02/15/19	1,000,000	1,022,841
Bank of America MTN (B)
3.700%, 01/14/21	1,000,000	1,033,200
JPMorgan Chase MTN (B)
2.992%, 08/17/22	1,250,000	1,232,125
Kayne Anderson MLP Investment (B)
1.484%, 08/19/16	8,000,000	8,014,136
Morgan Stanley MTN (B)
3.700%, 12/15/19	1,000,000	1,030,000

		12,332,302

Information Technology — 1.5%
Apple (B)
0.489%, 05/03/18	3,250,000	3,254,504

Total Corporate Obligations (Cost $21,695,166)		22,345,836

Description	Face Amount/ Shares	Value
COLLATERALIZED LOAN OBLIGATIONS — 7.2%
Newstar Trust, Ser 2012-2A, Cl A
2.131%, 01/20/23 (A)(B)	$5,000,000	$4,990,965
OZLM Funding, Ser 2013-4A, Cl A2
1.982%, 07/22/25 (A)(B)	5,000,000	4,768,075
Sudbury Mill CLO, Ser 2013-1A, Cl A1
1.678%, 01/17/26 (A)(B)	6,000,000	5,965,146

Total Collateralized Loan Obligations (Cost $15,999,077)		15,724,186

U.S. GOVERNMENT AGENCY OBLIGATION — 4.6%
FHLB
0.500%, 03/20/15 (C) (Cost $10,000,000)	10,000,000	9,958,850

MUNICIPAL BOND — 1.1%
Illinois State, Build America Bonds, GO
5.090%, 04/01/17 (Cost $2,418,106)	2,300,000	2,459,344

CASH EQUIVALENT* — 0.2%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $327,570)	327,570	327,570

Total Investments — 99.9% (Cost $216,591,121)†		$218,159,947

Percentages are based on Net Assets of $218,275,972.

*	Rate shown is the 7-day effective yield as of October 31, 2014.
‡	Real Estate Investment Trust.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2014.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on October 31, 2014. The coupon on a step bond changes on a specific date.

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MLP – Master Limited Partnership

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $216,591,121, and the unrealized appreciation and depreciation were $2,477,416 and $(908,590), respectively.

The following is a list of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$68,631,694	$—	$68,631,694
U.S. Treasury Obligations	56,114,969	—	—	56,114,969
Mortgage-Backed Securities	—	42,597,498	—	42,597,498
Corporate Obligations	—	22,345,836	—	22,345,836
Collateralized Loan Obligations	—	15,724,186	—	15,724,186
U.S. Government Agency Obligation	—	9,958,850	—	9,958,850
Municipal Bond	—	2,459,344	—	2,459,344
Cash Equivalent	327,570	—	—	327,570

Total Investments in Securities	$56,442,539	$161,717,408	$—	$218,159,947

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 96.0%
Alaska — 0.5%
Anchorage, Ser D, GO
Callable 06/01/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,026,500

Arizona — 1.1%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,000,000	1,114,380
Pima County, Street and Highway Revenue, RB
3.000%, 07/01/19	1,190,000	1,272,729

		2,387,109

Arkansas — 0.1%
University of Arkansas, RB
3.000%, 11/01/18	300,000	321,942

California — 1.8%
California State, GO
5.000%, 04/01/18	2,000,000	2,279,460
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	600,000	659,580
Golden State Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,135,780

		4,074,820

Colorado — 2.0%
Adams County, School District No. 14, GO (A)
Pre-Refunded @ 100
5.125%, 12/01/31	1,000,000	1,096,530
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,232,880
Highlands Ranch, Metropolitan District No. 2, GO
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,019,570

		4,348,980

District of Columbia — 1.3%
District of Columbia, RB
4.000%, 10/01/20	305,000	318,865
4.000%, 10/01/22	895,000	921,904
District of Columbia, Ser A, GO
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,866,410

		3,107,179

Florida — 3.1%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,136,260
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/28	1,160,000	1,236,664
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,870,540

Description	Face Amount	Value
Southeast Overtown Park West,
Community Redevelopment Agency, Ser A-1, TA
5.000%, 03/01/17	$1,285,000	$1,390,614
3.000%, 03/01/15	675,000	680,312

		7,314,390

Georgia — 0.9%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000,000	1,047,730
Georgia State, Ser D, GO
4.000%, 12/01/14	1,000,000	1,003,060

		2,050,790

Illinois — 5.7%
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,000,000	1,155,320
Chicago, Ser A, GO
5.000%, 01/01/22	1,000,000	1,073,220
4.000%, 01/01/20	900,000	930,042
Illinois State, GO
5.000%, 07/01/19	500,000	560,675
Illinois State, GO
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,086,320
Illinois State, GO
Callable 04/01/15 @ 100
5.000%, 04/01/16	1,495,000	1,523,704
Illinois State, Ser A, GO
3.000%, 01/01/18	2,000,000	2,083,920
Lake County, Community Unit School
District No. 116-Round Lake, School
Building Project, GO
Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,008,630
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,130,000	2,487,158
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,154,770

		13,063,759

Indiana — 0.6%
Franklin Township, School Building, RB
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,406,353

Iowa — 3.3%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,222,572
Coralville, Ser C, TA
5.000%, 06/01/15	920,000	922,282
Coralville, Ser D, COP
Callable 06/01/16 @ 100
5.250%, 06/01/17	250,000	254,632
Coralville, Ser D, COP
5.250%, 06/01/16	500,000	510,640
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,135,069

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
Hardin County, GO
2.500%, 06/01/17	$680,000	$696,048
2.500%, 06/01/18	785,000	807,223
2.500%, 06/01/19	925,000	945,923
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	801,840

		7,296,229

Kentucky — 0.5%
Fayette County, School District Finance, Ser B, RB
2.000%, 07/01/16	1,080,000	1,107,032

Louisiana — 0.4%
St. Tammany, Parishwide School District No. 12, GO (A)
Pre-Refunded @ 100
4.000%, 03/01/16	1,000,000	1,012,460

Maryland — 1.2%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,075,440
Maryland State, Economic Development, RB
3.000%, 07/01/15	250,000	250,982
3.000%, 07/01/16	250,000	252,010
Maryland State, State Local Facilities, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 03/01/23	1,000,000	1,082,400

		2,660,832

Massachusetts — 0.9%
Fall River, GO
2.000%, 03/01/17	2,000,000	2,040,220

Michigan — 0.5%
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,068,798

Minnesota — 0.6%
Minnesota State, Housing Finance Agency, Ser A, RB
Callable 07/01/22 @ 100
2.600%, 09/01/42	1,285,079	1,254,211

Mississippi — 0.7%
Mississippi State, Ser S, COP
1.000%, 04/15/15	725,000	725,413
Mississippi State, Ser S, COP
Callable 04/15/15 @ 100
1.250%, 04/15/16	800,000	800,544

		1,525,957

Missouri — 0.6%
Saint Louis, Municipal Finance, City Justice Center Project, RB
5.000%, 02/15/17	1,275,000	1,369,478

Description	Face Amount	Value
New Jersey — 0.4%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB
3.800%, 01/15/15	$1,000,000	$1,006,980

New Mexico — 0.6%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	321,216
New Mexico State, Severance Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,040,380

		1,361,596

New York — 3.8%
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,818,776
New York City, Ser P, GO
Callable 08/01/15 @ 100
5.000%, 08/01/18	235,000	243,253
New York City, Ser P, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/15	765,000	792,448
New York State, Dormitory Authority, RB
4.000%, 09/01/15	1,335,000	1,361,820
New York State, Thruway Authority, Ser H, RB, NATL
4.000%, 01/01/18	1,000,000	1,094,260
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	400,547
5.000%, 05/15/21	300,000	343,938
Suffolk County, Public Improvement Project, Ser B, GO
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,448,356

		8,503,398

Ohio — 1.3%
Ohio State, Air Quality Development, RB
2.250%, 08/01/29	750,000	762,773
Ohio State, Ser A, GO
3.000%, 02/01/19	2,190,000	2,364,674

		3,127,447

Oklahoma — 1.3%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,035,860
Oklahoma State, Housing Finance Agency, RB
Callable 03/01/23 @ 100
3.750%, 03/01/44	964,255	1,008,100

		3,043,960

Oregon — 0.5%
Oregon State, Board of Higher Education Project, Ser B, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	1,000,000	1,055,040

Pennsylvania — 0.3%
Philadelphia, Ser A, GO
5.000%, 07/15/20	500,000	587,105

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
Puerto Rico — 1.8%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B)
Callable 07/01/17 @ 100
0.837%, 07/01/25	$2,000,000	$1,105,760
Commonwealth of Puerto Rico, Government Development, Ser Senior B, RB
5.000%, 12/01/14	1,400,000	1,392,454
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18	1,825,000	1,609,814

		4,108,028

Rhode Island — 0.5%
Providence, Ser A, GO
5.000%, 07/15/18	1,000,000	1,124,540

Tennessee — 2.4%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,071,940
Memphis-Shelby, County Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	2,083,896
Tennessee State, Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 01/01/24	485,000	488,764
2.750%, 07/01/24	345,000	347,677
Tennessee State, Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	385,000	383,244

		5,375,521

Texas — 51.4%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,142,680
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,268,087
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,236,153
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	267,535
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,108,500
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,182,720
Bastrop, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/19 @ 100
5.250%, 02/15/32	500,000	543,820
5.000%, 02/15/34	1,000,000	1,081,360
Beaumont, Independent School District, School Building Project, GO
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	541,025
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	385,000	440,401

Description	Face Amount	Value
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	$500,000	$562,310
Clifton, Higher Education Finance, RB
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	850,269
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,452,052
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	2,000,000	1,988,980
1.800%, 12/01/14	250,000	250,185
College Station, GO (A) Pre-Refunded @ 100
4.500%, 02/15/27	160,000	183,029
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,901,201
4.000%, 02/15/19	1,000,000	1,084,670
Conroe, Industrial Development, RB, AGM
4.000%, 09/01/18	300,000	325,308
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,113,495
Dallas County, Schools Public Property Finance, GO
3.000%, 06/01/19	940,000	1,010,707
Dallas, County Schools Public Property Finance, RB
2.500%, 12/01/15	825,000	830,981
2.250%, 12/01/14	800,000	800,408
Dallas, GO
Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,122,100
Dallas, GO
Callable 02/15/17 @ 100
4.250%, 02/15/22	845,000	901,345
Dallas, Ser B, RB
5.000%, 11/01/19	1,295,000	1,514,800
Dallas, Ser F, RB
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,343,640
Denton, Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,088,830
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,128,020
Elkhart, Independent School District, School Building Project, GO
Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	726,991
Forney, Independent School District, School Building Project, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,071,380
Fort Bend County, Municipal Utility District No. 25, GO
Callable 10/01/16 @ 100
5.600%, 10/01/36	1,000,000	1,063,090
Frisco, Independent School District, School Building Project, Ser A, GO
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	550,735

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
Galveston County, GO
3.000%, 02/01/19	$600,000	$637,836
Garland, Independent School District, Ser A, GO
Callable 12/04/14 @ 100
3.000%, 02/15/19	350,000	350,535
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,081,820
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,108,510
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,130,270
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/21	940,000	1,062,219
4.000%, 02/15/22	1,005,000	1,136,122
Hurst, Waterworks and Sewer System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,077,560
Irving, Hotel Occupancy Project, GO, PSF-GTD
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,000,000	1,134,250
Irving, Independent School District, School Building Project, GO
Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	539,970
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,688,504
Klein, Independent School District, Schoolhouse Project, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	933,532
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,682,850
Mauriceville, Municipal Utility District, GO, AGM
2.000%, 11/15/14	1,110,000	1,110,278
Mesquite, Independent School District No. 1, School Building Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	638,954
Navarro County, Junior College District, RB, AGM
3.000%, 05/15/19	550,000	569,586
2.250%, 05/15/18	880,000	894,080
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	398,065
4.000%, 04/01/17	135,000	143,339
4.000%, 04/01/19	200,000	214,946
4.000%, 04/01/20	210,000	225,500
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,145,894
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	1,108,910

Description	Face Amount	Value
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	$1,250,000	$1,404,275
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	2,915,000	2,931,266
Olmos, Park Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,025,800
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,095,910
Plano, Texas, GO (A)
Pre-Refunded @ 100
4.100%, 09/01/15	270,000	278,600
Plano, Texas, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	730,000	750,491
Pleasant Grove, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/15/32	1,000,000	1,109,131
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,210,191
Red River, Educational Finance Authority, Hockaday School Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,017,940
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,136,150
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	422,424
San Angelo, Independent School District, School Building Project, Ser A, GO
Callable 02/15/19 @ 100
5.250%, 02/15/34	1,000,000	1,151,650
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,404,924
San Antonio, Electric & Gas Revenue, RB (A) Pre-Refunded @ 100
5.000%, 02/01/18	1,000,000	1,011,630
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/26	3,000,000	3,485,670
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM
2.500%, 07/01/16	570,000	587,140
2.000%, 07/01/15	400,000	404,104
San Antonio, Water Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	564,160
San Antonio, Water System, RB
4.000%, 05/15/19	500,000	562,695
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,093,360

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount	Value
San Jacinto, Community College District, GO
3.000%, 02/15/19	$1,795,000	$1,892,379
San Marcos, Tax & Toll Revenue, GO
Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	551,280
Sienna Plantation Levee, Improvement District, GO, BAM
4.000%, 09/01/19	500,000	559,170
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,079,700
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,075,774
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,202,460
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	665,745
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,193,570
4.625%, 08/01/30	1,200,000	1,305,960
Texas State, Department of Housing & Community Affairs, Ser B, RB
Callable 01/01/21 @ 100
4.050%, 07/01/26	840,000	883,420
Texas State, GO
1.500%, 08/31/15	4,000,000	4,045,160
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	3,048,425
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB
Callable 02/15/20 @ 100
6.000%, 02/15/30	750,000	848,468
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,153,141
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,643,155
5.375%, 05/01/20	1,365,000	1,518,440
5.250%, 05/01/19	1,300,000	1,435,200
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,578,178
Texas State, Southmost College District, GO
Callable 02/15/15 @ 100
5.000%, 02/15/22	1,000,000	1,009,350
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,302,716

Description	Face Amount	Value
Titus County, Pass Through Toll Project, Ser A, GO
4.000%, 03/01/18	$555,000	$594,566
Titus County, Pass Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,269,479
Tyler, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	554,910
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	556,390
Upper Trinity, Regional Water District, RB, AGM
4.000%, 08/01/17	250,000	270,705
3.000%, 08/01/19	250,000	262,983
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB (A) Pre-Refunded @ 100
5.000%, 02/01/18	1,000,000	1,080,170
Waller, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,109,130
Wylie, GO
Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,103,070

		117,130,942

Utah — 1.0%
Utah State, GO
5.000%, 07/01/19	2,000,000	2,357,000

Virginia — 3.5%
Fairfax County, Sewer Authority, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,628,145
Virginia Commonwealth, Housing Development Authority, RB
2.150%, 04/01/21	3,000,000	3,090,810
Virginia Commonwealth, Housing Development Authority, Ser A, RB
Callable 01/01/22 @ 100
2.100%, 07/01/22	895,000	872,634
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,243,560

		7,835,149

Washington — 0.4%
Everett, Public Facilities District, Ser A, RB
5.000%, 12/01/17	900,000	980,334

Wisconsin — 1.0%
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,225,560

Total Municipal Bonds (Cost $209,795,124)		218,259,639

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Shares	Value
CASH EQUIVALENTS* — 3.2%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $7,260,271)	7,260,271	$7,260,271

Total Investments — 99.2% (Cost $217,055,395)†		$225,519,910

Percentages are based on Net Assets of $227,419,322.

*	Rate shown is the 7-day effective yield as of October 31, 2014
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2014.

AGM – Assured Guarantee Municipal

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Bond

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guarantee Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

XLCA – XL Capital Assurance

†	At October 31, 2014, the tax basis of the Fund’s investments was $217,055,395, and the unrealized appreciation and depreciation were $9,572,626 and $(1,108,111), respectively.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$218,259,639	$—	$218,259,639
Cash Equivalent	7,260,271	—	—	7,260,271

Total Investments in Securities	$7,260,271	$218,259,639	$—	$225,519,910

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY AND INCOME FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2014 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 68.9%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$972,053	$1,342,876
2.625%, 07/15/17	683,982	746,127
2.500%, 07/15/16 to 01/15/29	2,051,867	2,332,038
2.375%, 01/15/25	969,093	1,149,208
2.125%, 02/15/40	857,258	1,089,120
1.750%, 01/15/28	1,379,450	1,566,970
1.625%, 01/15/15	609,128	608,176
1.375%, 07/15/18 to 01/15/20	3,117,637	3,327,035

Total U.S. Treasury Obligations (Cost $10,864,773)		12,161,550

CASH EQUIVALENT* — 30.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $5,444,612)	5,444,612	5,444,612

Total Investments — 99.8% (Cost $16,309,385)†		$17,606,162

Percentages are based on Net Assets of $17,639,062.

*	Rate shown is the 7-day effective yield as of October 31, 2014.
†	At October 31, 2014, the tax basis cost of the Fund’s investments was $16,309,385, and the unrealized appreciation and depreciation were $1,297,616 and $(839), respectively.

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: December 23, 2014